CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 62,151	$ 31,109
Receivables	186	161
Receivable due from related party	2,675	4,183
Prepaid expenses and deposits	529	347
Total current assets	65,541	35,800
Non-current assets
Financial assets	78,299	108,025
Investment in Joint Venture	59,159	0
Right-of-use asset	485	589
Property, plant and equipment	106	90
Total non-current assets	138,049	108,704
Total assets	203,590	144,504
Current liabilities
Accounts payable and accrued liabilities	3,524	2,234
Lease liability	94	83
Total current liabilities	3,618	2,317
Non-current liabilities
Long-term incentive plan liabilities	668	416
Lease liability	421	514
Total non-current liabilities	1,089	930
Total liabilities	4,707	3,247
Equity
Share capital	578,750	578,385
Equity reserves	49,957	50,072
Accumulated deficit	(429,824)	(487,200)
Total equity	198,883	141,257
Total liabilities and equity	$ 203,590	$ 144,504